Annual Fund Operating Expenses - Investor A, C, Institutional and Class R - BLACKROCK 80/20 TARGET ALLOCATION FUND	Jan. 28, 2021
Institutional Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	none
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.29%
Acquired Fund Fees and Expenses	0.25%	[1]
Expenses (as a percentage of Assets)	0.54%	[1]
Fee Waiver or Reimbursement	(0.20%)	[2]
Net Expenses (as a percentage of Assets)	0.34%	[2]
Investor A Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	none
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.23%
Acquired Fund Fees and Expenses	0.25%	[1]
Expenses (as a percentage of Assets)	0.73%	[1]
Fee Waiver or Reimbursement	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	0.68%	[2]
Investor C Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	none
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.25%
Acquired Fund Fees and Expenses	0.25%	[1]
Expenses (as a percentage of Assets)	1.50%	[1]
Fee Waiver or Reimbursement	(0.07%)	[2]
Net Expenses (as a percentage of Assets)	1.43%	[2]
Class R Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	none
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.29%
Acquired Fund Fees and Expenses	0.25%	[1]
Expenses (as a percentage of Assets)	1.04%	[1]
Fee Waiver or Reimbursement	(0.20%)	[2]
Net Expenses (as a percentage of Assets)	0.84%	[2]

[1]	Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses.
[2]	As described in the “Management of the Funds” section of the Fund’s prospectus on page 139, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund (underlying fund) Fees and Expenses and certain other Fund expenses) to 0.43% (for Investor A Shares), 1.18% (for Investor C Shares), 0.09% (for Institutional Shares) and 0.59% (for Class R Shares) of average daily net assets through January 31, 2022. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II or by a vote of a majority of the outstanding voting securities of the Fund.